Investment Strategy	Oct. 22, 2025
Roundhill Investment Grade Bond WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Investment Grade Bond ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Investment Grade Bond ETF as the reference asset and in shares of the Investment Grade Bond ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Investment Grade Bond ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Investment Grade Bond ETF shares and the implied volatility of Investment Grade Bond ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Investment Grade Bond ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Investment Grade Bond ETF is that if the Investment Grade Bond ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Investment Grade Bond ETF. Conversely, if the Investment Grade Bond ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Investment Grade Bond ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Investment Grade Bond ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Investment Grade Bond ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Investment Grade Bond ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Investment Grade Bond ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Investment Grade Bond ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Investment Grade Bond ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Investment Grade Bond ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Investment Grade Bond ETF.

2.	The Fund’s strategy is subject to all potential losses if Investment Grade Bond ETF shares decrease in value, and may lose all of its value if shares of the Investment Grade Bond ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Investment Grade Bond ETF

The Investment Grade Bond ETF seeks to track the investment results of the Markit iBoxx® USD Liquid Investment Grade Index (the “Investment Grade Bond ETF Index”), which is a rules-based index consisting of U.S. dollar-denominated, investment-grade (as determined by Markit Indices Limited (the “Investment Grade Bond ETF Index Provider”)) corporate bonds for sale in the U.S. The Investment Grade Bond ETF Index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market. The Investment Grade Bond ETF Index is a modified market-value weighted index with a cap on each issuer of 3%. The Investment Grade Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”).

The Investment Grade Bond ETF (File Nos. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Investment Grade Bond ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Investment Grade Bond ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Investment Grade Bond ETF.

Roundhill Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Dow 30 ETF as the reference asset and in shares of the Dow 30 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Dow 30 ETF shares and the implied volatility of Dow 30 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Dow 30 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF is that if the Dow 30 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Dow 30 ETF. Conversely, if the Dow 30 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Dow 30 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Dow 30 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Dow 30 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Dow 30 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Dow 30 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Dow 30 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Dow 30 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Dow 30 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Dow 30 ETF.

2.	The Fund’s strategy is subject to all potential losses if Dow 30 ETF shares decrease in value, and may lose all of its value if shares of the Dow 30 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Dow 30 ETF

The Dow 30 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Dow Jones Industrial Average (the “Dow 30 ETF Index”). The Dow 30 ETF Index is composed of 30 “blue chip” have been determined to be leaders in their respective industries, as determined by the index provider to the Dow 30 ETF Index (the “Dow 30 ETF Index Provider”).

The Dow 30 ETF (File No. 333-31247 and 811-09170) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Dow 30 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Dow 30 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Dow 30 ETF.

Roundhill Emerging Markets WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Emerging Markets ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Emerging Markets ETF as the reference asset and in shares of the Emerging Markets ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Emerging Markets ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Emerging Markets ETF shares and the implied volatility of Emerging Markets ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Emerging Markets ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Emerging Markets ETF is that if the Emerging Markets ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Emerging Markets ETF. Conversely, if the Emerging Markets ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Emerging Markets ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Emerging Markets ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Emerging Markets ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Emerging Markets ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Emerging Markets ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Emerging Markets ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Emerging Markets ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Emerging Markets ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Emerging Markets ETF.

2.	The Fund’s strategy is subject to all potential losses if Emerging Markets ETF shares decrease in value, and may lose all of its value if shares of the Emerging Markets ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Emerging Markets ETF

The Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index (the “Emerging Markets ETF Index”), which is designed to measure equity market performance in the global emerging markets. As of August 31, 2024, the Underlying Index consisted of securities from the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates, although this may change from time to time. Such countries were determined to be emerging market countries, as determined by the Emerging Markets ETF Index’s index provider (the “Emerging Markets ETF Index Provider”). The Emerging Markets ETF Index includes large- and mid- capitalization companies and may change over time.

The Emerging Markets ETF (File No. 033-97598 and 811-09102) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Emerging Markets ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Emerging Markets ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Emerging Markets ETF.

Roundhill Developed Markets WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Developed Markets ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Developed Markets ETF as the reference asset and in shares of the Developed Markets ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Developed Markets ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Developed Markets ETF shares and the implied volatility of Developed Markets ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Developed Markets ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Developed Markets ETF is that if the Developed Markets ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Developed Markets ETF. Conversely, if the Developed Markets ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Developed Markets ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Developed Markets ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of the Developed Markets ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of the Developed Markets ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Developed Markets ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Developed Markets ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Developed Markets ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Developed Markets ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Developed Markets ETF.

2.	The Fund’s strategy is subject to all potential losses if Developed Markets ETF shares decrease in value, and may lose all of its value if shares of the Developed Markets ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Developed Markets ETF

The Developed Markets ETF seeks to track the investment results of the MSCI EAFE Index (the “Developed Markets ETF Index”), which has been developed by MSCI Inc. (the “Developed Markets ETF Index Provider”). The Developed Markets ETF Index is designed to measure equity market performance in the global emerging markets. The Developed Markets ETF Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance of developed markets outside of the U.S. and Canada. The Developed Markets ETF Index includes stocks from Europe, Australasia and the Far East.

The Developed Markets ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Developed Markets ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Developed Markets ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Developed Markets ETF.

Roundhill Ether WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Ether ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Ether ETF as the reference asset and in shares of the Ether ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Ether ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Ether ETF shares and the implied volatility of Ether ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Ether ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Ether ETF is that if the Ether ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Ether ETF. Conversely, if the Ether ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Ether ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Ether ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Ether ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Ether ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Ether ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Ether ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Ether ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

The Fund will be concentrated in instruments or investments that provide exposure to ether.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Ether ETF.

2.	The Fund’s strategy is subject to all potential losses if Ether ETF shares decrease in value, and may lose all of its value if shares of the Ether ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

4.	The Fund will not directly invest in ether.

Additional Information About the Ether ETF

The Ether ETF is organized as a Delaware statutory trust, issuing shares that represent fractional, undivided beneficial interests in its net assets, which consist primarily of ether. The Trust seeks to reflect generally the performance of the price of ether, before payment of expenses and liabilities. the Ether ETF is not registered as an investment company under the 1940 Act and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the 1940 Act. Additionally, its sponsor is not registered with the SEC as an investment adviser and, therefore, is not subject to SEC regulation in that capacity regarding its activities related to managing the Ether ETF. Moreover, the Ether ETF is not classified as a commodity pool under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, its sponsor is not regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading advisor with respect to its operation of the Ether ETF.

The Ether ETF (File No. 333-275583 and 001-42166) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the Ether ETF pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding the Ether ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Ether ETF.

Roundhill Gold WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Gold ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Gold ETF as the reference asset and in shares of the Gold ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Gold ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Gold ETF shares and the implied volatility of Gold ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Gold ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Gold ETF is that if the Gold ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Gold ETF. Conversely, if the Gold ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Gold ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Gold ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Gold ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Gold ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Gold ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Gold ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Gold ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

The Fund will be concentrated in instruments or investments that provide exposure to gold.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Gold ETF.

2.	The Fund’s strategy is subject to all potential losses if Gold ETF shares decrease in value, and may lose all of its value if shares of the Gold ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Gold ETF

The Gold ETF is organized as a Delaware statutory trust, issuing shares that represent fractional, undivided beneficial interests in its net assets, which consist almost exclusively of gold. The Gold ETF aims to closely track gold’s price performance. The Gold ETF is not registered as an investment company under the 1940 Act and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the 1940 Act. Additionally, its sponsor is not registered with the SEC as an investment adviser and, therefore, is not subject to SEC regulation in that capacity regarding its activities related to managing the Gold ETF. Moreover, the Gold ETF is not classified as a commodity pool under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, its sponsor is not regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading advisor with respect to its operation of the Gold ETF.

The Gold ETF (File No. 333-267520 and 001-32356) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the Gold ETF pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding the Gold ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Gold ETF.

Roundhill High Yield Bond WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the High Yield Bond ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the High Yield Bond ETF as the reference asset and in shares of the High Yield Bond ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the High Yield Bond ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of High Yield Bond ETF shares and the implied volatility of High Yield Bond ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of High Yield Bond ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the High Yield Bond ETF is that if the High Yield Bond ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the High Yield Bond ETF. Conversely, if the High Yield Bond ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the High Yield Bond ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the High Yield Bond ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of High Yield Bond ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of High Yield Bond ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of High Yield Bond ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of High Yield Bond ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the High Yield Bond ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the High Yield Bond ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the High Yield Bond ETF.

2.	The Fund’s strategy is subject to all potential losses if High Yield Bond ETF shares decrease in value, and may lose all of its value if shares of the High Yield Bond ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the High Yield Bond ETF

The High Yield Bond ETF seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (the “High Yield Bond ETF Index”), which is a rules-based index consisting of U.S. dollar-denominated, high yield (as determined by Markit Indices Limited (the “High Yield Bond ETF Index Provider”)) corporate bonds for sale in the U.S. The High Yield Bond ETF is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.

The High Yield Bond ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the High Yield Bond ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the High Yield Bond ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the High Yield Bond ETF.

Roundhill Bitcoin WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Bitcoin ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Bitcoin ETF as the reference asset and in shares of the Bitcoin ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Bitcoin ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Bitcoin ETF shares and the implied volatility of Bitcoin ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Bitcoin ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Bitcoin ETF is that if the Bitcoin ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Bitcoin ETF. Conversely, if the Bitcoin ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Bitcoin ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Bitcoin ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Bitcoin ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Bitcoin ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Bitcoin ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Bitcoin ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Bitcoin ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

The Fund will be concentrated in investments or instruments that provide exposure to bitcoin.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Bitcoin ETF.

2.	The Fund’s strategy is subject to all potential losses if Bitcoin ETF shares decrease in value, and may lose all of its value if shares of the Bitcoin ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

4.	The Fund will not directly invest in bitcoin.

Additional Information About the Bitcoin ETF

The Bitcoin ETF is organized as a Delaware statutory trust, issuing shares that represent fractional, undivided beneficial interests in its net assets, which consist primarily of bitcoin. The Trust seeks to reflect generally the performance of the price of bitcoin, before payment of expenses and liabilities. The Bitcoin ETF is not registered as an investment company under the 1940 Act and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the 1940 Act. Additionally, its sponsor is not registered with the SEC as an investment adviser and, therefore, is not subject to SEC regulation in that capacity regarding its activities related to managing the Bitcoin ETF. Moreover, the Bitcoin ETF is not classified as a commodity pool under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, its sponsor is not regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading advisor with respect to its operation of the Bitcoin ETF.

The Bitcoin ETF (File No. 333-272680 and 001-41914) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the Bitcoin ETF pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding the Bitcoin ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Bitcoin ETF.

Roundhill Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Russell 2000 ETF as the reference asset and in shares of the Russell 2000 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Russell 2000 ETF shares and the implied volatility of Russell 2000 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Russell 2000 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF is that if the Russell 2000 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Russell 2000 ETF. Conversely, if the Russell 2000 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Russell 2000 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Russell 2000 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Russell 2000 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Russell 2000 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Russell 2000 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Russell 2000 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Russell 2000 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Russell 2000 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Russell 2000 ETF.

2.	The Fund’s strategy is subject to all potential losses if Russell 2000 ETF shares decrease in value, and may lose all of its value if shares of the Russell 2000 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Russell 2000 ETF

The Russell 2000 ETF seeks to track the investment results of the Russell 2000® Index (the “Russell 2000 ETF Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Russell 2000 ETF Index Provider”). The Russell 2000 ETF Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by the Russell 2000 ETF Index Provider.

The Russell 2000 ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Russell 2000 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Russell 2000 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Russell 2000 ETF.

Roundhill Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Innovation-100 ETF as the reference asset and in shares of the Innovation-100 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Innovation-100 ETF shares and the implied volatility of Innovation-100 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Innovation-100 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF is that if the Innovation-100 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Innovation-100 ETF. Conversely, if the Innovation-100 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Innovation-100 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Innovation-100 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Innovation-100 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Innovation-100 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Innovation-100 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Innovation-100 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Innovation-100 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Innovation-100 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Innovation-100 ETF.

2.	The Fund’s strategy is subject to all potential losses if Innovation-100 ETF shares decrease in value, and may lose all of its value if shares of the Innovation-100 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Innovation-100 ETF

The Innovation-100 ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index (the “Innovation-100 ETF Index”). Nasdaq, Inc. serves as the index provider to the Innovation-100 ETF Index (the “Innovation-100 ETF Index Provider”). The Innovation-100 ETF Index is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Innovation-100 ETF Index are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Innovation-100 ETF (File No. 333-61001 and 811-08947) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Innovation-100 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Innovation-100 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Innovation-100 ETF.

Roundhill Semiconductor WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Semiconductor ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Semiconductor ETF as the reference asset and in shares of the Semiconductor ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Semiconductor ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Semiconductor ETF shares and the implied volatility of Semiconductor ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Semiconductor ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Semiconductor ETF is that if the Semiconductor ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Semiconductor ETF. Conversely, if the Semiconductor ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Semiconductor ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Semiconductor ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Semiconductor ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Semiconductor ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Semiconductor ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Semiconductor ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Semiconductor ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Semiconductor ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Semiconductor ETF.

2.	The Fund’s strategy is subject to all potential losses if Semiconductor ETF shares decrease in value, and may lose all of its value if shares of the Semiconductor ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Semiconductor ETF

The Semiconductor ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Semiconductor 25 Index (the “Semiconductor ETF Index”). The Semiconductor ETF Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the semiconductor industry, as determined by the index provider of the Semiconductor ETF Index (the “Semiconductor ETF Index Provider”). Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange.

The Semiconductor ETF (File No. 333-123257 and 811-10325) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Semiconductor ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Semiconductor ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Semiconductor ETF.

Roundhill S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the S&P 500 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the S&P 500 ETF as the reference asset and in shares of the S&P 500 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the S&P 500 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of S&P 500 ETF shares and the implied volatility of S&P 500 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of S&P 500 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the S&P 500 ETF is that if the S&P 500 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the S&P 500 ETF. Conversely, if the S&P 500 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the S&P 500 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the S&P 500 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of S&P 500 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of S&P 500 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of S&P 500 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of S&P 500 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the S&P 500 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the S&P 500 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the S&P 500 ETF.

2.	The Fund’s strategy is subject to all potential losses if S&P 500 ETF shares decrease in value, and may lose all of its value if shares of the S&P 500 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the S&P 500 ETF

The S&P 500 ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the S&P 500® Index (the “S&P 500 ETF Index”). S&P Dow Jones Indices LLC serves as the index provider to the S&P 500 ETF Index (the “S&P 500 ETF Index Provider”). The S&P 500 ETF Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

The S&P 500 ETF (File No. 033-46080 and 811-06125) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the S&P 500 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the S&P 500 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the S&P 500 ETF.

Roundhill Treasury Bond WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Treasury Bond ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Treasury Bond ETF as the reference asset and in shares of the Treasury Bond ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Treasury Bond ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Treasury Bond ETF shares and the implied volatility of Treasury Bond ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Treasury Bond ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Treasury Bond ETF is that if the Treasury Bond ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Treasury Bond ETF. Conversely, if the Treasury Bond ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Treasury Bond ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Treasury Bond ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Treasury Bond ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Treasury Bond ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Treasury Bond ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Treasury Bond ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Treasury Bond ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Treasury Bond ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Treasury Bond ETF.

2.	The Fund’s strategy is subject to all potential losses if the Treasury Bond ETF shares decrease in value, and may lose all of its value if shares of the Treasury Bond ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Treasury Bond ETF

The Treasury Bond ETF seeks to track the investment results of the ICE® U.S. Treasury 20+ Year Bond Index (the “Treasury Bond ETF Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than or equal to twenty years. ICE Data Indices, LLC serves as the index provider to the Treasury Bond ETF Index (the “Treasury Bond ETF Index Provider”). The Treasury Bond ETF Index consists of publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System.

The Treasury Bond ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Treasury Bond ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Treasury Bond ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Treasury Bond ETF.

Roundhill Gold Miners WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Gold Miners ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Gold Miners ETF as the reference asset and in shares of the Gold Miners ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Gold Miners ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Gold Miners ETF shares and the implied volatility of Gold Miners ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Gold Miners ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Gold Miners ETF is that if the Gold Miners ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Gold Miners ETF. Conversely, if the Gold Miners ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Gold Miners ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Gold Miners ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Gold Miners ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Gold Miners ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of the Gold Miners ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Gold Miners ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Gold Miners ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Gold Miners ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Gold Miners ETF.

2.	The Fund’s strategy is subject to all potential losses if Gold Miners ETF shares decrease in value, and may lose all of its value if shares of the Gold Miners ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Gold Miners ETF

The Gold Miners ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the NYSE Arca Gold Miners Index (the “Gold Miners ETF Index”). The Gold Miners ETF Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Gold Miners ETF Index at rebalance.

The Gold Miners ETF (File No. 333-123257 and 811-10325) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Gold Miners ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Gold Miners ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Gold Miners ETF.